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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA  02110-2649
                 -------------------------------

Form 13F File Number: 28-05369
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------------
Phone:   (617) 598-5100
         -------------------------------------

Signature, Place, and Date of Signing:

      /s/ John F. Brennan, Jr.           Boston, MA        02/14/2008
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

List of Other Managers Reporting for this Manager:

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 80
                                        --------------------

Form 13F Information Table Value Total: $2,189,607
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    01        28-05371                     John F. Brennan, Jr.
    ------    -----------------            ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                           VALUE      SHARES/   SH/  PUT/  INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    x($1000)    PRN AMT   PRN  CALL  DISCRETN  MGRS   SOLE    SHARED    NONE
-----------------------------  --------------  ---------  --------  ----------  ---  ----  --------  -----  ----  ----------  ----
ALCOA INC                      COMMON          013817101       488      13,340   SH          OTHER    01     0        13,340  0
ALLEGHENY ENERGY INC           COMMON          017361106   333,496   5,242,826   SH          OTHER    01     0     5,242,826  0
AMER INTL GROUP INC            COMMON          026874107    57,871     992,644   SH          OTHER    01     0       992,644  0
AMETEK INC NEW                 COMMON          031100100    38,479     821,495   SH          OTHER    01     0       821,495  0
ANADARKO PETE CORP             COMMON          032511107    29,564     450,060   SH          OTHER    01     0       450,060  0
ANNALY CAPITAL MGMT INC        COMMON          035710409    18,528   1,019,160   SH          OTHER    01     0     1,019,160  0
ANWORTH MORTGAGE ASSET CP      COMMON          037347101    12,771   1,546,152   SH          OTHER    01     0     1,546,152  0
APACHE CORP                    COMMON          037411105    29,181     271,350   SH          OTHER    01     0       271,350  0
ASSURED GUARANTY LTD           COMMON          G0585R106     2,853     107,500   SH          OTHER    01     0       107,500  0
AMERISTAR CASINOS INC          COMMON          03070Q101    11,216     407,272   SH          OTHER    01     0       407,272  0
BANK MUTUAL CORP               COMMON          063750103     1,072     101,407   SH          OTHER    01     0       101,407  0
BARE ESCENTUALS INC            COMMON          067511105    25,904   1,068,187   SH          OTHER    01     0     1,068,187  0
BE AEROSPACE INC               COMMON          073302101       850      16,070   SH          OTHER    01     0        16,070  0
BEAR STEARNS CO INC            COMMON          073902108    14,357     162,680   SH          OTHER    01     0       162,680  0
BIOGEN IDEC INC                COMMON          09062X103    11,106     195,110   SH          OTHER    01     0       195,110  0
BIOMARIN PHARMACEUTICAL INC    COMMON          09061G101     6,080     171,750   SH          OTHER    01     0       171,750  0
BOEING CO                      COMMON          097023105     4,047      46,270   SH          OTHER    01     0        46,270  0
BOYD GAMING CORP               COMMON          103304101    18,775     551,080   SH          OTHER    01     0       551,080  0
CALAMOS ASSET MANAGEMENT       CL A            12811R104    11,681     392,230   SH          OTHER    01     0       392,230  0
CAMPBELL SOUP CO               COMMON          134429109    26,352     737,540   SH          OTHER    01     0       737,540  0
CIA VALE DO RIO DOCE           SPONSORED ADR   204412209    27,503     841,846   SH          OTHER    01     0       841,846  0
CLOROX CO                      COMMON          189054109       748      11,480   SH          OTHER    01     0        11,480  0
COLONIAL PPTYS TR              COM SH BEN INT  195872106     5,658     250,000   SH          OTHER    01     0       250,000  0
COUNTRYWIDE FINANCIAL CORP     COMMON          222372104    21,706   2,428,000   SH          OTHER    01     0     2,428,000  0
DAIMLER AG                     REG SHS         D1668R123     3,168      33,130   SH          OTHER    01     0        33,130  0
DEERE & CO                     COMMON          244199105    15,087     162,020   SH          OTHER    01     0       162,020  0
DEERFIELD TRIARC CAPITAL CORP  COMMON          244572301    11,297   1,412,098   SH          OTHER    01     0     1,412,098  0
SCRIPPS E W CO OHIO            CL A            811054204    81,393   1,808,328   SH          OTHER    01     0     1,808,328  0
EATON CORP                     COMMON          278058102       621       6,410   SH          OTHER    01     0         6,410  0
EMC CORP MASS                  COMMON          268648102     1,546      83,430   SH          OTHER    01     0        83,430  0
EUROSEAS LTD                   COM NEW         Y23592200       739      59,600   SH          OTHER    01     0        59,600  0
FLUOR CORP NEW                 COMMON          343412102       571       3,920   SH          OTHER    01     0         3,920  0
FOSTER WHEELER LTD             SHS NEW         G36535139    14,688      94,750   SH          OTHER    01     0        94,750  0
HILB ROGAL & HOBBS C O         COMMON          431294107     3,053      75,260   SH          OTHER    01     0        75,260  0
HUDSON CITY BANCORP            COMMON          443683107    28,235   1,879,852   SH          OTHER    01     0     1,879,852  0
INDYMAC BANCORP INC            COMMON          456607100    20,077   3,374,262   SH          OTHER    01     0     3,374,262  0
INVESTORS BANCORP INC          COMMON          46146P102    42,913   3,034,834   SH          OTHER    01     0     3,034,834  0
IPC HOLDINGS LTD               ORD             G4933P101    25,766     892,483   SH          OTHER    01     0       892,483  0
ISLE CAPRI CASINOS INC         COMMON          464592104       346      25,100   SH          OTHER    01     0        25,100  0

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
KNIGHT CAPITAL GROUP INC       CL A            499005106    13,386     929,554   SH          OTHER    01     0       929,554  0
LEGG MASON INC                 COMMON          524901105     2,769      37,850   SH          OTHER    01     0        37,850  0
LIN TV CORP                    CL A            532774106     1,809     148,608   SH          OTHER    01     0       148,608  0
LINDSAY CO                     COMMON          535555106       721      10,195   SH          OTHER    01     0        10,195  0
LOCKHEED MARTIN CORP           COMMON          539830109    49,233     467,723   SH          OTHER    01     0       467,723  0
LUMBER LIQUIDATORS INC         COMMON          55003Q103       563      62,635   SH          OTHER    01     0        62,635  0
MACYS INC                      COMMON          55616P104    53,024   2,049,626   SH          OTHER    01     0     2,049,626  0
MBIA INC                       COMMON          55262C100    22,759   1,221,640   SH          OTHER    01     0     1,221,640  0
MCDERMOTT INTL INC             COMMON          580037109     1,901      32,210   SH          OTHER    01     0        32,210  0
MEDTRONIC INC                  COMMON          585055106    37,647     748,900   SH          OTHER    01     0       748,900  0
MELCO PBL ENTMT LTD            ADR             585464100     7,975     689,900   SH          OTHER    01     0       689,900  0
MFA MTG INVTS INC              COMMON          55272X102       361      39,000   SH          OTHER    01     0        39,000  0
MICROSOFT CORP                 COMMON          594918104    40,645   1,141,720   SH          OTHER    01     0     1,141,720  0
MOBILE TELESYSTEMS OJSC        SPONSORED ADR   607409109     2,764      27,150   SH          OTHER    01     0        27,150  0
MOLECULAR INSIGHT PHARM INC    COMMON          60852M104     1,065     117,500   SH          OTHER    01     0       117,500  0
MORGAN STANLEY                 COM NEW         617446448     2,395      45,100   SH          OTHER    01     0        45,100  0
NATIONAL OILWELL VARCO INC     COMMON          637071101    14,839     202,000   SH          OTHER    01     0       202,000  0
NORTHROP GRUMMAN CORP          COMMON          666807102    25,954     330,030   SH          OTHER    01     0       330,030  0
NUCOR CORP                     COMMON          670346105       585       9,870   SH          OTHER    01     0         9,870  0
OCCIDENTAL PETE CORP DEL       COMMON          674599105    31,838     413,530   SH          OTHER    01     0       413,530  0
ORACLE CORP                    COMMON          68389X105    12,803     567,000   SH          OTHER    01     0       567,000  0
PIPER JAFFRAY COS              COMMON          724078100    11,066     238,908   SH          OTHER    01     0       238,908  0
PRECISION CASTPARTS CORP       COMMON          740189105   170,769   1,231,214   SH          OTHER    01     0     1,231,214  0
PROGRESSIVE CORP OHIO          COMMON          743315103   196,194  10,239,779   SH          OTHER    01     0    10,239,779  0
QUANTA SVCS INC                COMMON          74762E102    13,092     498,950   SH          OTHER    01     0       498,950  0
REDWOOD TR INC                 COMMON          758075402     1,988      58,050   SH          OTHER    01     0        58,050  0
ROMA FINANCIAL CORP            COMMON          77581P109     6,392     407,394   SH          OTHER    01     0       407,394  0
SCHERING PLOUGH CORP           COMMON          806605101   140,877   5,288,188   SH          OTHER    01     0     5,288,188  0
SONUS NETWORKS INC             COMMON          835916107    83,025  14,241,004   SH          OTHER    01     0    14,241,004  0
SPRINT NEXTEL CORP             COMMON          852061100    19,963   1,520,430   SH          OTHER    01     0     1,520,430  0
SPX CORP                       COMMON          784635104     1,827      17,761   SH          OTHER    01     0        17,761  0
STANLEY WKS                    COMMON          854616109    25,392     523,760   SH          OTHER    01     0       523,760  0
STAPLES INC                    COMMON          855030102     1,386      60,090   SH          OTHER    01     0        60,090  0
SAFEWAY INC                    COM NEW         786514208   187,099   5,469,137   SH          OTHER    01     0     5,469,137  0
TEREX CORP NEW                 COMMON          880779103       218       3,319   SH          OTHER    01     0         3,319  0
TEXAS INDS INC                 COMMON          882491103    10,886     155,290   SH          OTHER    01     0       155,290  0
TITAN INTL INC ILL             COMMON          88830M102       299       9,560   SH          OTHER    01     0         9,560  0
UNIVERSAL HLTH SVCS INC        CL B            913903100     2,683      52,404   SH          OTHER    01     0        52,404  0
VIRGIN MOBILE USA INC          CL A            92769R108     2,667     300,000   SH          OTHER    01     0       300,000  0
WATERS CORP                    COMMON          941848103    28,604     361,754   SH          OTHER    01     0       361,754  0
WOODWARD GOVERNOR CO           COMMON          980745103       358       5,270   SH          OTHER    01     0         5,270  0